Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Property And Equipment Abstract
Leasehold improvements			$ 1,522	$ 1,522
Office equipment			622	504
Furniture and fixtures			257	257
Property and equipment, gross			2,401	2,283
Accumulated depreciation			(2,214)	(2,116)
Property and equipment, net	$ 136	$ 184	$ 187	$ 167